Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - Image P2P Trading Group Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 1,168,126		$ 45,431
Cost of revenues	1,160,702		601,119
Gross profit/loss	7,424	0	(555,688)	0
Operating expenses:
Selling and marketing expenses	49,513		20,785
General and administrative expenses	187,817	340,186	496,154	308,297
Total operating expenses			516,939	308,297
Operating loss	(228,906)	(340,186)	(1,072,627)	(308,297)
Other income (expenses):
Government subsidy	6,037	24,482	24,050
Interest income	40		56
Interest expense	(126,111)	(68,899)	(148,961)	(40,937)
Total other income (expenses)	(120,034)	45,417	(124,855)	(40,937)
Earnings before tax	(348,940)	(385,603)	(1,197,482)	(349,234)
Income tax
Net loss	(348,940)	(385,603)	(1,197,482)	(349,234)
Other comprehensive income:
Foreign currency translation gain/loss	89,980	(110,553)	(302,596)	(245,495)
Comprehensive income/loss	$ (258,960)	$ (505,156)	$ (1,500,078)	$ (594,729)
Loss per share
Basic and diluted earnings per share	$ (69.72)	$ (77.04)	$ (239.26)	$ (69.78)
Basic and diluted weighted average shares outstanding	5,005	5,005	5,005	5,005